SUPPLEMENT DATED MAY 19, 2022 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Multi-Asset Income Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
The information in the 4th and 5th paragraphs appearing under the heading "Principal Investment Strategies of the Fund" in the Summary and Statutory Prospectuses is replaced in its entirety as set forth below:
The Fund’s emerging markets debt exposure may include investments in U.S. dollar-denominated government bonds, and sovereign, quasi-sovereign, corporate and supranational bonds. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or whose majority investor is a foreign government. Supranational bonds are bonds issued by an international organization designated or supported by two or more governmental entities and designed to promote economic reconstruction, development or international banking institutions. The Fund has no requirement with respect to the maturity or duration of the emerging markets debt securities in which the Fund may invest. The Fund can also invest in credit linked notes, ELNs and derivative instruments such as credit default index swaps to manage its exposure to emerging markets debt investments.
The Fund’s preferred equity exposure may include investments in fixed rate U.S. dollar-denominated preferred securities that comprise The ICE BofA Core Plus Fixed Rate Preferred Securities Index (Preferred Equity Index).  When utilizing an indexing approach, the Fund will generally invest in all of the securities in the Preferred Equity Index in their approximate weightings.  However, where it may not be possible or practicable to purchase all of those securities in those same weightings, the Fund may utilize a “sampling” methodology to seek to track the performance of the Preferred Equity Index. The Preferred Equity Index is a market capitalization-weighted index designed to track the performance of fixed rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. The Preferred Equity Index includes traditional preferred securities and other preferred securities, including those issued by foreign companies in the form of American Depositary Shares/Receipts. Securities qualifying for the Preferred Equity Index must have an investment grade rating (based on an average of ratings by Moody’s, S&P and Fitch Ratings, Inc. (Fitch)) and must have an investment grade rated country of risk (based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings) at the time of rebalancing. Securities must also be issued as public securities or Rule 144A securities to be eligible for inclusion in the Preferred Equity Index. The Fund may also invest in floating rate U.S. dollar-denominated preferred securities.
The information in the 5th, 6th and 7th paragraphs appearing under the heading "Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies" in the Statutory Prospectus is replaced in its entirety as set forth below:
The Fund’s emerging markets debt exposure may include investments in U.S. dollar-denominated government bonds, and sovereign, quasi-sovereign, corporate and supranational bonds. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or whose majority investor is a foreign government. Supranational bonds are bonds issued by an international organization designated or supported by two or more governmental entities and designed to promote economic reconstruction, development or international banking institutions. The Fund has no requirement with respect to the maturity or duration of the emerging markets debt securities in which the Fund may invest. The Fund can also invest in credit linked notes, ELNs and derivative instruments such as credit default index swaps to manage its exposure to emerging markets debt investments.
The Fund’s preferred equity exposure may include investments in fixed rate U.S. dollar-denominated preferred securities that comprise the Preferred Equity Index. When utilizing an indexing approach, the Fund will generally invest in all of the securities in the Preferred Equity Index in their approximate weightings. However, where it may not be possible or practicable to purchase all of those securities in those same weightings, the Fund may utilize a “sampling” methodology to seek to track the performance of the Preferred Equity Index. The Preferred Equity Index is a market capitalization-weighted index designed to track the performance of fixed rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. The Preferred Equity Index includes traditional preferred securities and other preferred securities, including those issued by foreign companies in the form of American Depositary Shares/Receipts. Securities qualifying for the Preferred Equity Index must have an investment grade rating (based on an average of ratings by Moody’s, S&P and Fitch Ratings, Inc. (Fitch)) and must have an investment grade rated country of risk (based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings) at the time of rebalancing. Securities must also be issued as public securities or Rule 144A securities, must have a fixed coupon or dividend schedule, and must have a minimum $100 million outstanding to be eligible for inclusion in the Preferred Equity Index. The Fund may also invest in floating rate
MAIN-SUMSTAT-SUP-051922

U.S. dollar-denominated preferred securities. The Fund is not required to invest in the securities comprising the Preferred Equity Index, and may change the index it seeks to track with respect to its preferred equity investments, if any, in the future.
A “sampling” methodology means that the portfolio management team uses a quantitative analysis to select securities from the Preferred Equity Index universe to obtain a representative sample of securities that have, in the aggregate, investment characteristics similar to such index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration, industry weightings, market capitalization, return variability, earnings valuation, yield and other financial characteristics of securities. When employing a sampling methodology, the portfolio management team bases the quantity of holdings in the Indexed Assets on a number of factors, including asset size of the Indexed Assets, and generally expects the Indexed Assets to hold less than the total number of securities in the Preferred Equity Index. However, when utilizing an indexing approach, the portfolio management team reserves the right to invest the Indexed Assets in as many securities as it believes necessary to achieve the Fund’s investment objective. There also may be instances when utilizing an indexing approach in which the portfolio management team may choose to (i) overweight or underweight a component of the Preferred Equity Index, (ii) purchase securities not contained in the Preferred Equity Index that the portfolio management team believes are appropriate to substitute for certain components of such index, or (iii) utilize various combinations of other available investment techniques in seeking to track the Preferred Equity Index. The Fund may sell securities included in the Preferred Equity Index in anticipation of their removal from the index, or purchase securities not included in the Preferred Equity Index in anticipation of their addition to the index.
The information appearing under the heading "Disclaimers" in the Statutory Prospectus is replaced in its entirety as set forth below:
Source ICE Data Indices, LLC, is used with permission. ICE® is a trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”) and may not be used without BofA’s prior written approval. These trademarks have been licensed, along with the ICE BofA Core Plus Fixed Rate Preferred Securities Index (“Index”) for use by Invesco Capital Management LLC (“Invesco”) in connection with the Invesco Multi-Asset Income Fund (the “Fund”). Neither Invesco nor the Fund, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”).
ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Fund particularly or the ability of the Index to track general market performance. ICE Data’s only relationship to Invesco is the licensing of certain trademarks and trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to Invesco or the Fund or its holders. ICE Data has no obligation to take the needs of Invesco or the holders of the Product into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of Invesco or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of the Fund. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
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